Note 9 - Property and Equipment - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	$ 16,074	$ 14,623
Additions	27,278	8,229
Depreciation	(8,921)	(6,660)
Effect of movements in exchange rates, property, plant and equipment	(375)	(116)
End of the year	34,058	16,074
Office properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	6,343	6,308
Additions	1,137	1,829
Depreciation	(1,838)	(1,664)
Effect of movements in exchange rates, property, plant and equipment	(41)	(131)
End of the year	5,600	6,343
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	9,635	8,097
Additions	26,121	6,356
Depreciation	(7,034)	(4,841)
Effect of movements in exchange rates, property, plant and equipment	(328)	23
End of the year	28,393	9,635
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	14	127
Additions	0	0
Depreciation	(14)	(116)
Effect of movements in exchange rates, property, plant and equipment	0	2
End of the year	0	14
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	83	90
Additions	20	44
Depreciation	(34)	(40)
Effect of movements in exchange rates, property, plant and equipment	(6)	(10)
End of the year	65	83
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	54,742
End of the year	80,514	54,742
Cost [member] | Office properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	15,405
End of the year	16,517	15,405
Cost [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	36,753
End of the year	61,508	36,753
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,725
End of the year	1,710	1,725
Cost [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	859
End of the year	779	859
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(38,669)
End of the year	(46,456)	(38,669)
Accumulated depreciation, amortisation and impairment [member] | Office properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(9,063)
End of the year	(10,916)	(9,063)
Accumulated depreciation, amortisation and impairment [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(27,118)
End of the year	(33,115)	(27,118)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(1,711)
End of the year	(1,710)	(1,711)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(776)
End of the year	$ (714)	$ (776)